UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	4/30/2007

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments

DRYDEN MUNICIPAL BOND FUND

HIGH INCOME SERIES

Schedule of Investments

July 31, 2006 (Unaudited)

Description(a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 98.9%
Alabama 0.4%
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser,
Ser. A	BBB	(b)	6.125%	12/01/24	$1,000		$1,083,140
Ser. B, A.M.T.	BBB	(b)	6.375	12/01/24	1,000		1,084,740

							2,167,880

Alaska 0.6%
Northern Tobacco Secur. Corp., Rev. Asset Bkd. Bonds	Baa3		6.50	6/01/31	3,500	(d)	3,675,805

Arizona 2.1%
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tuscon Elec. Pwr., Navajo,
Ser. A, A.M.T.	Ba1		7.125	10/01/32	5,000		5,216,100
Ser. B	Ba1		7.00	10/01/32	1,700		1,771,689
Pima Cnty. Indl. Dev. Auth. Rev., Ed. Facs.-P.L.C. Charter Schs. Proj.	NR		6.75	4/01/36	1,500		1,575,840
Correct. Facs. Florence West Prison PJ-A	A	(b)	5.25	10/01/19	3,135		3,254,914

							11,818,543

California 11.1%
Antelope Valley Hlthcare. Dis. Rev. Rfdg., Ser. A, F.S.A.	Aaa		5.20	1/01/17	1,005	(e)	1,040,306
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev. Wste. Mgmt., Inc., PJ-Ser. B, A.M.T.	BBB	(b)	5.00	7/01/27	1,000		1,004,140
California St. Pub. Wks. Brd. Lease Rev., Dept. Mental Hlth., Coalinga,
Ser. A	A2		5.50	6/01/19	2,000		2,167,740
Ser. A	A2		5.50	6/01/20	2,000		2,164,960
Ser. A	A2		5.50	6/01/22	2,000		2,156,680
California St., G.O., M.B.I.A.	Aaa		5.25	2/01/27	4,905		5,146,375
California Statewide Cmntys Dev. Auth. Rev., Kaiser Permanente, Ser. C	A3		3.85	6/01/12	2,000		1,958,160
Var-Kaiser-C RMKT.	A+	(b)	5.25	8/01/31	1,280		1,329,446
Capistrano Unif. Sch. Dist. Cmnty. Facs. Rev., Talega CFD#90-2	NR		6.00	9/01/33	1,000		1,047,450
Central Joint Pwr. Hlth. Fin. Auth., Cmnty. Hosp. of Central California, C.O.P.	Baa2		6.00	2/01/30	2,550		2,651,567

Description(a)	Moody’s Rating		Interest Rate		Maturity Date	Principal Amount (000)		Value
City of Chula Vista Indl. Dev. Rev., San Diego, A.M.T.	A1		5.00		12/01/27	1,000		1,013,770
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S.	Baa3		Zero		1/15/28	6,700		5,908,193
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2 Area A	NR		5.45		9/01/36	1,500		1,516,530
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR		6.20		9/02/25	3,435		3,602,662
Los Angeles Regional Airports Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2		7.50	(f)	12/01/24	2,000		2,207,940
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR		5.90		9/01/27	1,000		1,053,080
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2		6.20		2/14/11	7,000		7,660,869
Perris Cmnty. Facs. Dist., Spl. Tax No. 01- 2, Avalon, Ser. A	NR		6.25		9/01/23	3,000		3,233,970
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR		6.00		9/01/33	1,000		1,024,740
Sunridge Anatolia	NR		6.10		9/01/37	2,000		2,049,080
Roseville Joint Unif. High School Dist., Ser. B, G.O., F.G.I.C., C.A.B.S.	A1		Zero		8/01/11	1,440		1,179,562
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR		6.00		9/01/33	1,800		1,885,410
University of Calif. Bd. of Regents Revs.,
Hosp. UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa		5.50		5/15/23	1,330		1,432,743
Res. Facs., Ser. E, A.M.B.A.C.	Aaa		5.00		9/01/18	2,115		2,193,615
Vallejo, Touro Univ., C.O.P.	Ba2		7.375		6/01/29	3,500		3,726,800
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A	B+	(b)	6.50		5/15/25	1,000		1,001,210
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR		5.30		9/01/36	1,000		1,004,960

								62,361,958

Colorado 3.2%
Black Hawk Bus. Impvt. Dist. Utl.	NR		7.75		12/01/09	5,285	(d)	5,983,782
Colorado Hlth. Facs. Auth. Rev., Rfdg. Hosp. Poudre Valley Hlthcare	Baa2		5.00		3/01/25	5,560		5,582,073
Colorado Springs Hosp. Rev.
Spr. Mem. Hosp.	A3		6.375		12/15/10	1,240	(d)	1,371,886
Unrfdg. Spr. Mem. Hosp.	A3		6.375		12/15/30	1,260		1,358,948
Denver Urban Ren. Auth. Pavilions Tax, Inc., Rev., A.M.T.	NR		7.75		9/01/16	3,680		3,766,222

								18,062,911

Connecticut 1.0%
Connecticut St. 1060 R, G.O., R.I.T.E.S.	AA	(b)	5.50082	(g)	11/15/09	5,000	(h)	5,572,000

Delaware 0.4%
Delaware St. Health Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1		5.00		6/01/30	2,000		2,014,060

District of Columbia 0.5%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa		5.125		9/15/31	3,000		3,065,910

Description(a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Florida 4.4%
Brevard Cnty. Health Facs. Auth. Rev., Health 1st	A2		5.00	4/01/34	1,500		1,514,670
Broward Cnty. Res. Recov. Rev., Rfdg. Wheelabrator, Ser. A	A3		5.50	12/01/08	4,000		4,139,400
Greater Orlando Aviation Auth., Orlando FL Arpt. Fac. Rev., A.M.T.,
Jet Blue Airways Corp.	NR		6.375	11/15/26	2,000		2,077,400
Jet Blue Airways Corp.	NR		6.50	11/15/36	2,000		2,085,880
Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR		5.55	5/01/36	500		505,475
Highlands Cnty. Health Facs. Auth. Rev., Adventist Hosp. Hlth. Sys., Ser. C	A2		5.25	11/15/36	2,000		2,065,860
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR		5.75	5/01/36	2,000		2,039,860
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1		6.70	11/15/19	1,000		1,095,950
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.	Aa1		6.75	10/01/17	2,000	(d)	2,369,680
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C.	Aaa		5.00	11/01/11	3,500		3,655,610
Paseo Cmnty Dev. Dist. Cap. Impvt. Rev., Ser. A	NR		5.40	5/01/36	1,400		1,397,816
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR		6.25	5/01/36	1,500		1,578,960
Stoneybrook West Cmnty. Dev. Dist., Spec. Assmt. Rev.,
Ser. B	NR		6.45	5/01/10	245		245,725

							24,772,286

Georgia 0.4%
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR		6.125	2/15/34	1,200		1,226,196
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa		6.15	2/01/20	1,000		1,186,850

							2,413,046

Hawaii 0.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa		5.25	5/01/24	2,000		2,128,800

Illinois 9.8%
Cary Spec. Tax Svcs. Rev.,
Area No. 1, Cambridge, Ser. A	NR		7.625	3/01/10	3,700	(d)	4,181,074
Area No. 2, Foxford Hill	NR		7.50	3/01/10	4,649	(d)	5,134,263
Chicago Util. Proj. & Rfdg., G.O., F.G.I.C.	Aaa		5.25	1/01/28	3,600		3,725,856
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj.	AAA	(b)	7.75	3/01/11	5,000	(d)	5,852,049
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advnmt. Fdg. Univ. Ctr. Proj.	Baa3		6.25	5/01/30	2,000		2,158,220
Illinois Fin. Auth. Rev.,
Illinois Inst. of Technology, Ser. A	Baa1		5.00	4/01/31	2,500		2,522,725
Illinois Inst. of Technology, Ser. A	Baa1		5.00	4/01/36	5,000		5,030,150
Friendship Vlg. Schaumburg, Ser. A	NR		5.625	2/15/37	1,000		1,006,370
Northwestern Mem. Hosp., Ser. A	Aa2		5.25	8/15/34	5,000		5,200,550
Plymouth Landing Proj.	NR		6.00	5/15/37	1,000		1,026,550

Description(a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Illinois Hlth Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3		6.25	7/01/22	4,200		4,550,700
Kane & De Kalb Cntys. Sch. Dist. No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aaa		Zero	12/01/11	3,360		2,703,221
McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A.	Aaa		5.625	12/01/11	4,535	(d)	4,879,207
Metro. Peir & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa		5.25	6/15/42	6,000		6,269,219
Round Lake Rev., Lakewood Spl. Tax #1	NR		6.70	3/01/33	1,000		1,061,500

							55,301,654

Indiana 1.4%
Indiana Hlth. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind., Ser. A	BBB-	(b)	6.00	3/01/34	3,000		3,163,020
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A., F.N.M.A.	Aaa		4.00	1/01/34	1,610		1,588,281
Noblesville Ind. Redev. Auth. Economic Dev. Rev., Lse. Rental 146th St. Extn., Ser. A	A+	(b)	5.25	8/01/25	3,000		3,115,890

							7,867,191

Iowa 1.0%
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj.	NR		9.25	7/01/11	4,710	(d)	5,693,919

Kentucky 0.2%
Boone Cnty. Poll. Ctl. Rev. Ref- Coll-Dayton Pwr. & Lt. Co., Ser. A, F.G.I.C.	Aaa		4.70	1/01/28	1,000		996,750

Louisiana 0.7%
Calcasieu Parish Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Baa3		6.625	2/01/16	3,500		3,742,830

Maine 0.8%
Maine Hlth. & Higher Edl. Facs. Auth. Rev. Piper Shores,
Ser. A	NR		7.50	1/01/09	1,000	(d)	1,076,470
Ser. A	NR		7.55	1/01/09	3,000	(d)	3,232,800

							4,309,270

Maryland 1.0%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj.	AAA	(b)	7.10	7/01/09	3,000	(d)	3,322,440
Northeast Wste. Disp. Auth. Rev.,
Sludge Corp. Facs.	NR		7.25	7/01/07	534		546,490
Sludge Corp. Facs., A.M.T.	NR		8.50	7/01/07	1,645		1,702,608

							5,571,538

Massachusetts 2.6%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2		7.50	5/01/14	1,750		2,103,500

Description(a)	Moody’s Rating		Interest Rate		Maturity Date	Principal Amount (000)		Value
Massachusetts St. Dev. Fin. Agcy. Rev., Hlthcare. Fac., Alliance, Ser. A	NR		7.10		7/01/32	4,010		4,159,453
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig. Group, Rfdg.,
Ser. A	Baa3		5.75		7/01/28	2,000		2,044,520
Ser. B	Baa3		6.75		7/01/16	3,595		3,980,312
Massachusetts St. Wtr. Poll. Abatement Trust Rev., Pool Proj., Ser. 9	Aaa		5.25		8/01/33	2,500		2,620,700

								14,908,485

Michigan 2.7%
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.	Aaa		6.658	(g)	6/01/11	2,000	(d)	2,004,480
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BBB	(b)	6.25		7/01/40	3,000		3,269,220
Michigan Pub. Edl. Facs. Auth. Rev., Ref.-Ltd. Oblig.-Black River Sch.	NR		5.80		9/01/30	1,250		1,258,463
Michigan St. Hosp. Fin. Auth. Rev.,
Ascension Hlth. Sub Credit, Ser. A	Aa3		5.00		11/01/12	1,250		1,311,188
Ref.-Henry Ford Health Sys., Ser. A	A1		5.25		11/15/46	3,000		3,085,800
Michigan Strategic Fund Solid Waste Disp. Rev., Waste Mgt., Inc., A.M.T.	BBB	(b)	4.50		12/01/13	1,000		990,280
Summit Academy Pub. Sch., Academy Rev. Ref.	BB+	(b)	6.25		11/01/25	2,060		2,025,825
Summit Academy North Pub. Sch., Academy Rev. Ref.	BB+	(b)	5.50		11/01/30	1,500		1,415,610

								15,360,866

Minnesota 0.4%
Northfield Hosp. Rev.	BBB-	(b)	5.375		11/01/31	1,125		1,159,785
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Healtheast Proj.	Baa3		6.00		11/15/35	1,000		1,081,290

								2,241,075

Nevada 2.5%
Clark Cnty. Impvt. Dist. Rev.,
No. 121, Southern Highlands Area	NR		7.50		12/01/09	4,655	(d)	5,213,507
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR		6.10		8/01/18	2,000		2,075,000
Clark Cnty. Ind. Dev. Rev., Rfdg. Nevada Pwr. Co. Proj., Ser. C	B-	(b)	5.50		10/01/30	4,500		4,438,665
Washoe Cnty. Wtr. Fac. Rev., Sierra Pac. Pwr. Co., A.M.T.	Ba1		5.00		7/01/09	2,500		2,513,575

								14,240,747

New Jersey 6.4%
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2		5.625		6/15/19	1,250		1,305,263
Cigarette Tax	Baa2		5.75		6/15/34	750		789,225
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.	Baa3		Zero		4/01/12	1,115	(d)	887,886
Rfdg. First Mtge. Franciscan Oaks Proj.	NR		5.70		10/01/17	165		168,747
Spec. Facs. Rev., Continental Airlines, Inc. Proj., A.M.T.	Caa2		6.25		9/15/29	5,530		5,651,715

Description(a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR		8.00	7/01/27	2,000	2,066,360
Raritan Bay Med. Ctr.	NR		7.25	7/01/27	4,000	4,091,200
St. Peters Univ. Hosp., Ser. A	Baa1		6.875	7/01/30	2,250	2,467,733
New Jersey St. Edl. Facs. Auth. Rev., Felician Coll. of Lodi, Ser. D	NR		7.375	11/01/22	3,490	3,634,067
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa		Zero	1/01/35	4,000	2,679,320
New Jersey St. Transn. Tr. Fd. Auth., Transn. Sys., Ser. A	A1		5.50	12/15/23	4,000	4,483,520
Tobacco Settlement Fin. Corp., NJ Rev.,
Asset Bkd.	Baa3		6.75	6/01/39	1,000	1,121,650
Asset Bkd.	Baa3		6.125	6/01/42	1,000	1,061,940
Asset Bkd.	Baa3		6.25	6/01/43	5,250	5,691,788

						36,100,414

New Mexico 1.1%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, F.G.I.C.	Aaa		4.00	8/01/12	2,000	1,980,760
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa		5.50	7/01/36	1,865	1,972,443
Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA	(b)	5.50	7/01/35	2,300	2,434,182

						6,387,385

New York 6.1%
Brookhaven Ind. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A	NR		8.25	11/15/30	2,000	2,167,840
City of New York, G.O.,
Ser. G	A1		5.00	12/01/20	3,500	3,630,130
Ser. G	A1		5.00	12/01/25	1,000	1,027,370
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR		Zero	6/01/47	5,000	398,750
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR		Zero	6/01/50	4,000	230,280
Metro. Trans. Auth. Rev., Svc. Contract, Rfdg.,
Ser. A, A.M.B.A.C.	Aaa		5.50	11/15/18	4,045	4,381,504
Ser. B, M.B.I.A.	Aaa		5.50	7/01/19	3,050	3,290,493
New York City Ind. Dev. Agcy. Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2		6.375	7/01/31	990	1,001,573
New York City Ind. Dev. Agcy. Spl. Fac. Rev., A.M.T.
American Airlines-JFK Int’l. Arpt.	B	(b)	7.125	8/01/11	3,495	3,740,524
American Airlines-JFK Int’l. Arpt.	B	(b)	7.75	8/01/31	2,000	2,339,060
New York City Transitional Fin. Auth. Rev., Future Tax Sec’d., Ser. C	Aa1		5.50	2/15/16	2,500	2,693,375

Description(a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
New York St. Dorm Auth. Revs., Non St. Supported Debt, Mt. Sinai,
NYU Hlth., RMKT 7/01/05	Ba1		5.50	7/01/26	4,000		4,039,560
NYU Hlth., -C-RMKT 7/01/05	Ba1		5.50	7/01/26	2,000		2,019,780
Tobacco Settlement Fin. Corp., Asset Bkd., Ser. C-1	A1		5.50	6/01/15	3,000		3,161,550

							34,121,789

North Carolina 0.4%
North Carolina Eastern Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa2		5.125	1/01/26	2,000		2,045,420

North Dakota 0.7%
Ward Cnty. Hlthcare. Facs. Rev., Rfdg. Trinity Oblig.,
Group A	BBB+	(b)	6.25	7/01/26	2,110		2,178,765
Group B	BBB+	(b)	6.25	7/01/21	2,000		2,065,360

							4,244,125

Ohio 1.2%
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2		7.50	1/01/30	3,000		3,300,690
Miami Cnty. Hosp. Fac. Ref. & Impt.-Upper VY Med. Ctr.	Baa1		5.25	5/15/26	1,250		1,291,463
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T.	BBB	(b)	4.50	7/01/09	1,000		1,002,130
Richland Cnty. Hosp. Facs. Rev., Rfdg. Medcentral Hlth. Sys., Ser. A	A-	(b)	6.125	11/15/16	1,000		1,071,490

							6,665,773

Oklahoma 0.9%
Norman Regional Hosp. Auth. Rev.	BBB-	(b)	5.375	9/01/36	2,000		2,045,700
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership In Prog. Ser. B, A.M.T., G.N.M.A., F.N.M.A.	Aaa		4.875	9/01/33	2,895		2,919,347

							4,965,047

Pennsylvania 5.1%
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2		5.125	4/01/35	1,335		1,339,446
Hlth. Sys., Ser. B	Ba3		9.25	11/15/15	1,000		1,187,270
Hlth. Sys., Ser. B	Ba3		9.25	11/15/22	1,825		2,160,344
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs.,
Ser. A	NR		7.25	1/01/13	2,890	(d)	3,446,470
Ser. A	NR		7.25	1/01/35	1,110		1,204,572
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR		5.90	7/01/40	1,000		1,011,910
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch.	A+	(b)	5.50	3/15/26	780		814,952
Langhorne Manor Woods Boro. Sch. Higher Ed. & Hlth. Auth. Rev., Lower Bucks Hosp.	B2		7.35	7/01/22	4,650		4,650,419

Description(a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Montgomery Cnty. Ind. Dev. Auth. Rev., MTG- Whitemarsh Cont. Care	NR	6.25	2/01/35	2,450		2,578,527
Pennsylvania Econ. Dev. Fin. Auth.
Res. Recov. Ref., Colver Proj., Ser F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	1,500		1,504,770
Res. Recov. Ref., Sub, Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	1,000		989,270
Rev. Exempt Facs. Shippingport PJ-A, A.M.T.	Baa3	4.35	6/01/10	1,000		1,000,050
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Grad. Hlth. Sys. (cost $1,664,031; purchased 1/22/98) C.A.B.S.(c)	Ca	7.00	7/01/05	1,651	(h)(i)	17
Grad. Hlth. Sys. (cost $2,298,709; purchased 1/22/98) C.A.B.S.(c)	Ca	7.25	7/01/18	2,269	(h)(i)	23
Grad. Hlth. Sys., Ser. A (cost $1,890,089; purchased 1/21/98) C.A.B.S.(c)	Ca	6.25	7/01/13	2,015	(h)(i)	20
Somerset Cnty. Hosp. Auth. Rev., GF Somers Hlthcare. First Mtge. (cost $1,106,647; purchased 2/10/97)(c)	NR	8.40	6/01/09	1,095	(h)(i)	808,920
GF Somers Hlthcare. First Mtge. (cost $8,898,687; purchased 2/10/97)(c)	NR	8.50	6/01/24	8,805	(h)(i)	6,162,619

						28,859,599

Puerto Rico 1.1%
Puerto Rico Comwlth. Govt. Dev. Bk. Sr. Notes,
Ser. B	Baa3	5.00	12/01/15	2,715		2,832,722
Ser. C, A.M.T.	Baa3	5.25	1/01/15	3,000		3,153,930

						5,986,652

South Carolina 1.0%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth.,
Ser. C	Baa1	6.875	8/01/13	4,460	(d)	5,236,174
Ser. C	Baa1	6.875	8/01/27	540		616,977

						5,853,151

Tennessee 6.8%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625	11/01/17	2,000		2,179,380
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, M.B.I.A.	Aaa	6.75	7/01/17	2,000		2,388,520
Memphis Ctr. City Rev., Fin. Corp., Red Birds Ser. B (cost $26,000,000; purchased 12/30/98)	NR	6.50	9/01/28	26,000	(h)(i)	24,536,199
Rutherford Cnty. Hlth. & Edl. Facs., GRP Homes Brd., First Mtge. Rev.	NR	9.50	12/01/19	5,100		5,139,168
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
Methodist Hlthcare.	A3	6.50	9/01/12	2,195	(d)	2,507,700
Methodist Hlthcare., E.T.M.	A3	6.50	9/01/12	1,305	(d)	1,490,910

						38,241,877

Description(a)	Moody’s Rating		Interest Rate		Maturity Date	Principal Amount (000)		Value
Texas 8.1%
Austin Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., Stony Creek, Ser. A	Ba3		7.75		11/01/29	5,230		5,468,906
Brazos River Auth. Poll. Ctrl. Rev.,
TXU, A.M.T.	Baa2		5.40		5/01/29	2,000		2,054,040
TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2		6.75		10/01/38	1,255		1,407,269
TXU Energy Co. LLC Proj., Ser. D	Baa2		5.40		10/01/14	1,000		1,058,420
Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev.,
American Airlines Inc., A.M.T.	Caa2		6.375		5/01/35	3,000		2,943,840
American Airlines Inc., Ser. C, A.M.T.	Caa2		6.15		11/01/07	1,950		1,955,207
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR		7.125		9/01/34	3,000		3,234,360
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A	NR		7.125		2/15/34	1,250		1,378,750
Houston Util. Sys. Rev., Ref., Comb., First Lien, Ser. A, F.S.A.	Aaa		5.25		5/15/21	7,000		7,445,059
Katy Texas Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR		6.00		6/01/18	4,000		4,138,280
Kerrville Health Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-	(b)	5.375		8/15/35	4,050		4,123,103
Lower Colo River Auth. Rev., Rfdg., Trans. Svcs. Corp. Proj., Ser. C, A.M.B.A.C.	Aaa		5.25		5/15/24	4,515		4,755,875
Matagorda Cnty. Nav. Dist. No. 1 Rev., Coll. Centerpoint Energy Proj.	Baa2		5.60		3/01/27	2,000		2,087,360
North Central Texas Hlth. Fac. Dev. Corp. Rev., Edgemere Ret. Fac. Sr. Hsg., Ser. A	NR		7.50		11/15/09	2,000	(d)	2,237,460
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2		6.15		8/01/22	1,000		1,079,150
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.	Aaa		Zero		9/01/15	50	(d)	33,772

								45,400,851

Virginia 4.8%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3		5.25		7/01/17	3,445		3,621,281
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	Baa1		5.875		6/01/17	2,000		2,150,800
Gloucester Cnty. Ind. Dev. Auth. Solid Wste Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T.	BBB	(b)	5.125		5/01/14	2,700		2,787,264
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts. A.M.T.	NR		8.00		9/01/26	5,670	(h)	5,888,181
Pocahontas Pkwy. Assoc. Toll Rd. Rev., C.A.B.S.,
Ser. B	AAA	(b)	Zero		8/15/08	7,000	(d)	4,185,580
Ser. C	AAA	(b)	Zero		8/15/08	5,000	(d)	1,666,400
Ser. C	AAA	(b)	Zero		8/15/08	6,200	(d)	1,332,070
Ser. C	AAA	(b)	Zero		8/15/08	6,200	(d)	1,252,524
Ser. C	AAA	(b)	Zero		8/15/08	6,200	(d)	1,177,752
Ser. C	AAA	(b)	Zero		8/15/08	5,800	(d)	1,036,054
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T.	BBB	(b)	5.125	(f)	5/01/14	1,600		1,651,712

								26,749,618

Description(a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
Washington 3.0%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	Aaa		Zero	2/01/10	870		754,795
Energy Northwest Elec. Rev., Columbia Generating,
Ser B, Proj. No. 1, M.B.I.A.	Aaa		6.00	7/01/17	4,300		4,746,598
Ser. B, A.M.B.A.C.	Aaa		6.00	7/01/18	5,050		5,560,505
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2		5.375	12/01/22	1,190		1,217,703
Skagit Valley Hosp.	Baa2		5.50	12/01/30	1,250		1,277,350
Tobacco Settlement Fin. Corp. Auth., Tobacco Settlement Rev., Asset Bkd.	Baa3		6.50	6/01/26	2,505		2,729,097
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.	Aaa		7.25	7/01/09	575	(d)	609,126

							16,895,174

West Virginia 1.4%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B.	A2		6.75	9/01/10	7,000	(d)	7,825,509

Wisconsin 2.7%
Badger Tobacco Asset Secur. Corp., Rev. Asset Bkd.	Baa3		6.125	6/01/27	2,725		2,895,204
Milwaukee Redev. Auth. Rev., Science Ed. Consortium Proj., Ser. A	BB+	(b)	5.75	8/01/35	1,500		1,501,590
Oconto Falls Tissue, Inc. Proj., A.M.T.	NR		7.75	12/01/22	7,600		6,960,459
Oconto Falls Cmnty. Dev. Auth. Rev., A.M.T.	NR		8.125	12/01/22	1,395		1,291,407
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Eastcastle Place, Inc. Proj.	NR		6.125	12/01/34	1,000		1,015,770
Beaver Dam Cmnty. Hosp. Inc., Ser. A	NR		6.75	8/15/34	1,250		1,345,425

							15,009,855

Wyoming 0.5%
Weston Cnty. Poll. Ctrl. Rev., Rfdg., Black Hills Pwr., Inc. Proj.	Baa2		4.80	10/01/14	2,850		2,876,562

Total long-term investments (cost $538,137,939)							556,516,325

Description(a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 1.0%
Alabama 0.8%
Decatur Indl. Dev. Brd. Solid Waste Disp. Rev Adj.-Amoco Chemical Co. Proj., F.R.D.D., A.M.T.	VMIG1	3.72	(f)	8/01/06	2,400	2,400,000
McIntosh Indl. Dev. Brd. Environ. Impt. Rev., CIBA Specialty Chem. Corp., Ser. E, A.M.T., F.R.D.D.	P-2	4.11	(f)	8/01/06	2,250	2,250,000

						4,650,000

Indiana 0.1%
Whiting Indl. Sew. & Solid Waste Disp. Rev Adj.-Ref. Amoco Oil Co. Proj., A.M.T., F.R.D.D.	VMIG1	3.72	(f)	8/01/06	750	750,000

Washington 0.1%
Port Bellingham Indl. Dev. Corp. Environmental Facs. Indl., A.M.T., F.R.D.D.
Var.-BP. West Coast Prods. LLC Proj.	VMIG1	3.72	(f)	8/01/06	150	150,000
Var-Atlantic Richfield Proj.	VMIG1	3.72	(f)	8/01/06	175	175,000

						325,000

Total short-term investments (cost $5,725,000)						5,725,000

Total Investments 99.9% (cost $543,862,939)(j)						562,241,325
Other assets in excess of liabilities 0.1%(k)						340,719

Net Assets 100.0%						$562,582,044

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(f).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

M.B.I.A.—Municipal Bond Insurance Corporation.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S—Residential Interest Bonds.

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.

(d)	Prerefunded issues are secured by escrowed cash and/or direct U.S. government guaranteed obligations.
(e)	All or partial principal amount segregated as initial margin on financial futures contracts.
(f)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2006.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate as of July 31, 2006.
(h)	Indicates a security that has been deemed illiquid.
(i)	Indicates a security is restricted to resale. The aggregate cost of such securities is $ 41,858,163. The aggregate value of $ 31,507,798 is approximately 5.6% of net assets.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2006 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$541,201,822	$32,786,530	$11,747,027	$21,039,503

The difference between book basis and tax basis was primarily attributable to the differences in the treatment of premium amortization for book and tax purposes.

(k)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open future contracts outstanding at July 31, 2006

Number of Contracts	Type	Expiration Date	Value at July 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
31	U.S. Long Bond	Sept. 06	$3,356,719	$3,355,786	$933
8	U.S. Treasury 10 Yr. Notes	Sept. 06	848,250	847,384	866

					1,799

	Short Positions:
32	U.S. Treasury 2 Yr. Notes	Sept. 06	6,511,000	6,492,962	(18,038)
202	U.S. Treasury 5 Yr. Notes	Sept. 06	21,052,188	20,982,475	(69,713)

					(87,751)

					$(85,952)

Dryden Municipal Bond Fund

Insured Series

Schedule of Investments

July 31, 2006 (Unaudited)

Description(a)	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS - 100.2% California 7.8%
California Hlth. Facs. Fin., Auth. Rev.
Cedar-Sinai Med. Ctr.	A3	5.00%		11/15/21	$1,000		$1,024,040
California St., G.O., M.B.I.A.	Aaa	5.25		2/01/27	7,000		7,344,470
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B, C.A.B.S., A.M.B.A.C. (Zero coupon until 6/1/2010)	Aaa	4.60	(g)	6/01/23	1,500		1,246,545
Los Angeles Unif. Sch. Dist. Admin. Bldg. Proj., Ser. B, C.O.P., A.M.B.A.C.	Aaa	5.00		10/01/31	3,000		3,055,830
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero		1/15/36	10,000		2,341,500
University Rev., Hosp., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25		5/15/30	3,000		3,139,080

							18,151,465

Colorado - 1.1%
Denver City & Cnty. Arpt. Rev., Ser. B, A.M.T., F.G.I.C.	Aaa	5.00		11/15/15	2,500		2,637,600

District of Columbia - 4.8%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125		9/15/31	2,000		2,043,940
District of Columbia, G.O.,
Ser. A, F.S.A.	Aaa	5.00		6/01/27	2,500		2,577,250
Ser. A, M.B.I.A.	Aaa	6.50		6/01/10	3,095	(d)	3,381,040
Ser. A, E.T.M., M.B.I.A.	Aaa	6.50		6/01/10	2,905	(c)	3,181,062

							11,183,292

Florida - 3.6%
City of Gainesville, Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00		10/01/23	2,500		2,612,000
Jacksonville Fl. Economic Dev. Commn. Health Care Facs. Rev. Mayo Clinic	Aa2	5.00		11/15/36	1,500		1,532,520
Palm Beach Cnty. Fl. Sch. Brd., C.O.P., F.S.A.	Aaa	5.00		8/01/31	1,000		1,032,590
Polk Cnty. Sch. Dist.,
Sales Tax Rev., F.S.A.	Aaa	5.25		10/01/17	1,580		1,701,518
Sales Tax Rev., F.S.A	Aaa	5.25		10/01/18	1,325		1,422,162

							8,300,790

Description(a)	Moody’s Ratings		Interest Rate	Maturity Date	Principal Amount (000)		Value
Georgia - 2.4%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.	Aaa		6.50	1/01/10	2,000	(c)	2,170,760
Newnan Hosp. Auth. Rev., M.B.I.A.	Aaa		5.50	1/01/21	3,185		3,402,727

							5,573,487

Hawaii - 3.7%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Rev. Ser. C, A.M.B.A.C., A.M.T.	Aaa		6.20	11/01/29	8,000		8,596,079

Idaho - 2.3%
Idaho Hsg. & Fin. Assn., Fed. Hwy. Tr., M.B.I.A.	Aaa		5.00	7/15/21	5,000		5,247,850

Illinois - 16.1%
Chicago Midway Arpt. Rev., Ser. B., M.B.I.A., A.M.T.	Aaa		5.75	1/01/22	5,000		5,081,950
Chicago O’Hare Int’l Arpt. Rev.,
Pass. Facs. Chrg., Ser. A, A.M.B.A.C.	Aaa		5.625	1/01/15	2,000		2,042,320
Ser. A, M.B.I.A.	Aaa		5.25	1/01/26	4,000		4,237,520
Ser. B, F.G.I.C.	Aaa		5.25	1/01/15	1,000		1,080,390
Chicago Proj. & Rfdg.,
Ser. A, G.O., F.S.A.	Aaa		5.00	1/01/28	3,000		3,093,060
G.O., F.G.I.C.	Aaa		5.25	1/01/28	1,580		1,635,237
City of Springfield, Elec. Rev., M.B.I.A.	Aaa		5.00	3/01/31	4,000		4,119,600
Illinois St., G.O., F.S.A.	Aaa		5.25	4/01/22	2,500		2,633,575
Illinois St. Toll Hwy. Auth. Toll Highway Rev., Ser. A-1, F.S.A.	Aaa		5.00	1/01/24	5,000		5,214,300
McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A.	Aaa		5.625	12/01/11	4,000	(c)	4,303,600
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick,
Ser. A, C.A.B.S., M.B.I.A.	Aaa		Zero	12/15/34	10,000		2,525,900
Ser. A, C.A.B.S., M.B.I.A.	Aaa		Zero	6/15/37	7,500		1,670,100

							37,637,552

Indiana - 4.8%
Anderson Ind. Sch. Bldg. Corp. Rev., First Mtg., A.M.B.A.C.	AAA	(b)	5.00	7/15/27	2,000		2,065,380
Indiana St. Office Bldg. Commn. Facs. Rev., Ser. E, A.M.B.A.C.	Aaa		5.00	7/01/26	2,605		2,680,363
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk., Indianapolis Airport Auth., A.M.T., A.M.B.A.C.	Aaa		5.00	1/01/36	2,500		2,537,000
Indianapolis Ind. Local Pub. Impt. Bd. Bk. Rev. Waterworks Proj. Ser. A, M.B.I.A.	Aaa		5.50	7/01/18	3,540		3,953,755

							11,236,498

Louisiana - 0.7%
New Orleans, G.O., M.B.I.A.	Aaa		5.25	12/01/22	1,540		1,629,551

Massachusetts - 0.7%
Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B, M.B.I.A.	Aaa		5.50	7/01/27	1,325		1,520,928

Description(a)	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value
Michigan - 2.6%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A.	Aaa	5.25		7/01/13	5,500	(c)	5,946,160

Minnesota - 1.4%
Minneapolis & St. Paul Metro. Arpts. Rev., Ser. C, F.G.I.C.	Aaa	5.50		1/01/19	3,000		3,177,930

New Jersey - 7.1%
Jersey City Swr. Auth., Rev.,
A.M.B.A.C.	Aaa	6.00		1/01/10	2,585		2,765,511
A.M.B.A.C.	Aaa	6.25		1/01/14	4,255		4,747,601
New Jersey Healthcare Facs. Fin. Auth. Greystone Pk. Psychiatric Hosp. Rev., A.M.B.A.C.	Aaa	5.00		9/15/26	2,000		2,069,500
New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs.
Ser. A, F.S.A.	Aaa	5.00		1/01/20	2,500		2,620,600
Ser. B, A.M.B.A.C., Convertible C.A.B.S. (Zero coupon until 1/1/2015)	Aaa	5.15	(g)	1/01/35	1,500		1,004,745
New Jersey St. Transn. Tr. Fd. Auth. Rev. Transn. Sys. Ser. B, M.B.I.A.	Aaa	5.50		12/15/15	3,000		3,317,070

							16,525,027

New York - 10.5%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75		5/01/21	2,750		2,996,318
Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20		7/01/10	1,750		1,952,423
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B,
M.B.I.A.	Aaa	5.50		7/01/23	7,285		7,839,533
M.B.I.A.	Aaa	5.50		7/01/19	5,000		5,394,250
New York Convention Ctr. Dev. Corp., Rev., Hotel Unit Fee, A.M.B.A.C.	Aaa	5.00		11/15/30	2,000		2,065,900
New York St. Dorm. Auth. Rev., Sch. Dist. Fin. Proj., Ser. A, M.B.I.A.	Aaa	5.75		10/01/17	3,000		3,287,640
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., Ser. C-1	A1	5.50		6/01/15	1,000		1,053,850

							24,589,914

Oklahoma - 2.9%
Norman Reg. Hosp. Auth., Rev., Ser. A, M.B.I.A.	Aaa	5.50		9/01/11	4,110		4,196,844
Oklahoma City Arpt. Trust, Jr. Lien Rev., Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75		2/01/18	2,620		2,640,803

							6,837,647

Pennsylvania - 5.9%
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj. Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00		12/01/15	2,500		2,631,850
Ref. Colver Proj. Ser F, A.M.B.A.C.	Aaa	4.625		12/01/18	1,250		1,253,975

Description(a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	5,000		5,417,300
Pennsylvania St. Tpk. Commn. Rev., Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,000		2,205,620
Philadelphia Wtr. & Swr. Rev., Wtr. Util. Impvt. Ser. A, F.S.A.	Aaa	5.25	7/01/20	2,000		2,139,420

						13,648,165

Puerto Rico - 2.9%
Puerto Rico Comwlth. Hwy. & Transit Auth., Trans. Rev.,
Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	3,000		3,125,220
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	3,465		3,602,595

						6,727,815

South Carolina - 1.9%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	Aaa	5.75	4/01/20	4,180		4,471,179

Texas 7.6%
Corpus Christi Util.
Sys. Rev., Ser. A, F.S.A.	Aaa	6.00	7/15/10	3,255	(c)	3,513,154
Sys. Rev., Ser. A, F.S.A.	Aaa	6.00	7/15/10	3,450	(c)	3,723,620
Houston Arpt. Sys. Rev., E.T.M.	Aaa	7.20	7/01/13	2,750	(c)	3,084,510
Northside Tex. Indpt. Sch. Dist. Ref. Ser. D, G.O., P.S.F.G.	Aaa	5.00	6/15/28	5,150		5,315,830
Texas St. Transn. Commn., Mobility Fd., G.O.	Aa1	5.00	4/01/27	2,000		2,071,220

						17,708,334

Washington - 7.8%
Clark Cnty. Sch. Dist. No. 114, Evergreen G.O., F.S.A.	Aaa	5.25	12/01/18	3,800		4,024,466
Cowlitz Cnty. Sch. Dist. No. 122 Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	1,725		1,843,973
Pierce Cnty. Wash. Sch. Dist. No. 400 Clover Park, G.O., F.S.A.	Aaa	5.00	6/01/26	1,410		1,459,773
Port Seattle Wash. Rev., Ref. Interm. Lien, X.L.C.A.	Aaa	5.00	2/01/28	3,000		3,093,840
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aaa	5.375	12/01/19	2,000		2,124,080
Washington St. Health Care Facs. Auth. Rev., Providence Health Care Svcs., F.G.I.C.	Aaa	5.00	10/01/36	3,000		3,067,020
Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375	12/01/18	2,505		2,553,447

						18,166,599

West Virginia - 0.5%
West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875	7/01/20	1,015		1,085,157

Description(a)	Moody’s Ratings		Interest Rate		Maturity Date	Principal Amount (000)	Value
Wisconsin - 1.1%
Manitowoc Elec. Rev., Pwr. Sys., F.G.I.C.	Aaa		5.25		10/01/34	2,500	2,572,450

Total long-term investments (cost $226,571,262)							233,171,469

SHORT-TERM INVESTMENTS 0.5% California - 0.3%
California Hsg. Fin. Agy. Rev., A.M.T. , F.R.D.D., F.S.A.	VMIG1		3.70	(e)	8/01/06	775	775,000

Illinois - 0.1%
Municipal Secs. Trust Ctfs., Ser. 2000-93, (Class A), A.M.T., A.M.B.A.C., F.R.D.D.	A-1	(b)	3.72	(e)	8/01/06	200	200,000

Tennessee - 0.1%
Sevier Cnty. Tenn. Pub. Bldg. Auth., F.R.D.D., F.S.A.	VMIG1		3.67	(e)	8/01/06	255	255,000

Total short-term investments (cost $1,230,000)							1,230,000

Total Investments - 100.7% (Cost $227,801,262)(h)							234,401,469
Liabilities in excess of other assets(f) - (0.7%)							(1,578,748)

Net Assets - 100.0%							$232,822,721

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(e).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Public School Fund Guaranty.

X.L.C.A.—XL Capital Assurance.

(b)	Standard & Poor’s rating.
(c)	Prerefunded issues are secured by escrow cash and/or direct U.S. government guaranteed obligations.
(d)	All or partial principle amount segregated as initial margin on financial futures contracts.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interst rate shown reflects the rate in effect at July 31, 2006
(f)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:
(g)	The rate shown reflects the coupon rate after step date.

Open future contracts outstanding at July 31 2006:

Number of Contracts	Type	Expiration Date	Value at July 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Short Position:
108	U.S. Treasury 30 Yr. Bonds	Sep. 06	$11,694,375	$11,603,785	$(90,590)
	Long Position:
5	U.S. Treasury 10 Yr. Notes	Sep. 06	530,156	527, 818	2,338

					$(88,252)

(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2006 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$227,342,466	$7,715,266	$656,263	$7,059,003

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Series invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2006

*	Print the name and title of each signing officer under his or her signature.